Cover	Aug. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 27, 2026
Entity File Number	814-01783
Entity Registrant Name	Stone Point Credit Income Fund
Entity Central Index Key	0002031283
Entity Tax Identification Number	99-6894706
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	20 Horseneck Lane
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	203
Local Phone Number	862-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false